Basis of presentation	6 Months Ended
Jun. 30, 2025
Basis of presentation
Basis of presentation

2.Basis of presentation

2.1.Statement of compliance

The accompanying interim condensed financial information that refer to the period ended on June 30, 2025, have been prepared in accordance with the International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

These interim condensed consolidated financial statements were authorized for issue by the Group’s Board of Directors on August 28, 2025.

2.2.Basis of presentation

These interim condensed consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.